LOANS TO THIRD PARTIES (Tables)	6 Months Ended
Dec. 31, 2023
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Working fund to third party companies	¥123,055,874	¥97,874,144	$13,785,285
Less: Long term portion	—	(18,500,000)	(2,605,671)
Loans to third parties	¥123,055,874	¥79,374,144	$11,179,614